Note 9 - Debt - Long-term Debt (Details) - USD ($)	Dec. 31, 2017	Sep. 15, 2017	Dec. 31, 2016
Senior secured debt	$ 95,804,000		$ 82,000,000
Less: deferred finance fees	(2,038,000)		(1,546,000)
Total long term debt net of deferred finance fees	93,766,000		80,454,000
Current portion of long term debt	9,508,000		7,995,000
Long term debt	84,258,000		72,459,000
Outstanding amount
Less deferred finance fees	(194,000)
Current portion of loans net of deferred finance fees	10,183,000
Total Debt net of deferred finance fees	103,949,000		84,539,000
Unsecured Notes [Member]
Outstanding amount	8,878,000
Family Trading [Member]
Family Trading facility			4,085,000
Less deferred finance fees
Current portion of loans from related parties net of deferred finance fees			4,085,000
ABN Bank [Member]
Senior secured debt	53,538,000		59,838,000
Current portion of loans from related parties net of deferred finance fees	53,538,000
Norddeutsche Landesbank Girozentrale Bank [Member]
Senior secured debt	20,116,000		22,162,000
Current portion of loans from related parties net of deferred finance fees	20,116,000
Alpha Bank [Member]
Senior secured debt	22,150,000
AT Bank [Member]
Outstanding amount	$ 1,499,000